GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending October 31, 2001 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:


AIM Blue Chip Fund
File No. 811-01424
Form N-30D
Filed via EDGAR and accepted on January 3, 2002 Accession No.
0000950129-02-000036

Janus Worldwide Fund
File No.  811-01879
Form N-30D
Filed via EDGAR and accepted on December 20, 2001 Accession No.
0001012709-01-501098

Janus Fund
File No.  811-01879
Form N-30D
Filed via EDGAR and accepted on December 20, 2001 Accession No.
0001012709-01-501099

Janus Twenty Fund
File No.  811-01879
Form N-30D
Filed via EDGAR and accepted on December 20, 2001 Accession No.
0001012709-01-501096